Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Disclosure of related party [text block]
18.	Related Party Transactions

During the year ended December 31, 2017, the Company incurred rent expense in the amount of $24,000 (2016 - $24,000 and 2015 - $24,000) with Buchans Minerals Corporation, a corporation in which the Chairman of the Company, John F. Kearney, serves as a director and with which the Company has an office sharing arrangement. These transactions were within the normal course of business and have been recorded at amounts agreed to by the transacting parties. There was no amount owing to related parties or included in accounts payable and accrued and other liabilities at December 31, 2017 nor was there an amount recorded at the end of the previous year.

During the year ended December 31, 2017, the Company incurred short-term employee remuneration and benefits to officers and directors in the amount of $868,000 (2016 - $650,000 and 2015 - $690,000) and recognized share-based compensation for officers and directors in the amount of $775,000 (2016 - $986,000 and 2015 - $124,000).